Condensed consolidated statements of cash flows € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Operating activities:
Net income (loss) (including non-controlling interests)	$ 6,576	$ (1,645)
Adjustments to reconcile net income (loss) to net cash provided by operations:
Depreciation and amortization	1,221	1,510
Impairment	0	92
Interest expense	199	261
Interest income	(32)	(34)
Income tax expense (note 5)	946	524
Income from associates, joint ventures and other investments	(1,043)	(127)
Provisions on pension and OPEB	100	212
Net gain on disposal of subsidiaries (note 3)	(104)	0
Change in fair value adjustment on call option on Mandatory Convertible Bonds (note 7)	(37)	117
Foreign exchange effects, write-downs of inventories to net realizable value, provisions and other non-cash operating expenses (net)	757	681
Changes in assets and liabilities that provided (required) cash:
Change in working capital	(3,535)	(501)
Interest paid	(286)	(329)
Interest received	30	35
Cash contributions to plan assets and benefits paid for pensions and OPEB	(133)	(147)
VAT and other amounts recoverable from public authorities	53	536
Dividends received from associates, joint ventures and other investments	115	35
Income tax paid	(821)	(197)
Provision movements and other liabilities	(697)	(127)
Net cash provided by operating activities	3,309	896
Investing activities:
Purchase of property, plant and equipment and intangibles	(1,188)	(1,251)
Lease installments relating to ArcelorMittal Italia acquisition	(14)	(86)
Disposal of net assets of subsidiaries, net of cash disposed of (4) and nil for the six months ended June 30, 2021 and June 30, 2020 respectively (note 3)	(4)	0
Disposal of common shares in Cleveland-Cliffs (note 7)	1,377	0
Proceeds from repayment of cash collateral for the TSR receivables retained in ArcelorMittal USA	260	0
Proceeds from repayment of an outstanding short-term loan to Global Chartering Limited	0	127
Other investing activities (net)	(45)	91
Net cash provided by (used in) investing activities	386	(1,119)
Financing activities:
Proceeds from short-term and long-term debt	229	399
Payments of short-term and long-term debt	(3,085)	(1,018)
Share buyback (note 4)	(1,647)	0
Equity offering	0	740
Proceeds from mandatorily convertible subordinated notes	0	1,237
Dividends paid	(366)	(110)
Repayment of cash pooling liability to Acciaierie d'Italia (note 3)	(199)	0
Payment of principal portion of lease liabilities and other financing activities	(100)	(118)
Net cash (used in) provided by financing activities	(5,168)	1,130
Net (decrease) increase in cash and cash equivalents	(1,473)	907
Effect of exchange rate changes on cash	(59)	(144)
Cash and cash equivalents:
At the beginning of the period	5,600	4,867
Reclassification of the period-end cash and cash equivalents from assets held for sale	3	0
At the end of the period	$ 4,071	$ 5,630